UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000802106

CSMC 2022-NQM5 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bruce Kaiserman, Vice President, (212) 538-1962

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	AMC Diligence, LLC (“AMC”) Narrative
99.2	AMC Data Compare
99.3	AMC Rating Agency Grades
99.4	AMC Valuation Summary
99.5	AMC Exception Grades
99.6	AMC Supplemental Data
99.7	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.8	Canopy Valuation Summary Report
99.9	Canopy Data Compare Report
99.10	Canopy Exception Detail Report
99.11	Canopy Rating Agency Grades
99.12	Canopy ATR QM Report
99.13	Clayton Services LLC (“Clayton”) Narrative
99.14	Clayton Loan Level Tape Compare
99.15	Clayton Valuations Summary
99.16	Clayton Non-ATR QM Upload
99.17	Clayton Rating Agency ATR QM Data Fields
99.18	Clayton Conditions Report
99.19	Clayton Waived Conditions Summary
99.20	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.21	Consolidated Loan Level Exceptions
99.22	Consolidated Exception Report
99.23	Consolidated Grading Summary
99.24	Consolidated Valuations Summary Report
99.25	Consolidated Data Compare Report
99.26	Consolidated Non-QM Report
99.27	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.28	Digital Risk Data Integrity Report
99.29	Digital Risk Rebuttal Findings Report
99.30	Digital Risk Rating Agency Grades Report
99.31	Digital Risk Valuation Report
99.32	Digital Risk QM Status Report
99.33	MetaSource, LLC (“MetaSource”) Executive Summary
99.34	MetaSource Data Integrity Report
99.35	MetaSource Exception Level Report
99.36	MetaSource Rating Agency Grades Report
99.37	MetaSource Valuation Report
99.38	MetaSource ATR Report
99.39	Mission Global, LLC (“Mission”) Narrative
99.40	Mission Supplemental Data Extract
99.41	Mission Valuation Report
99.42	Mission Rating Agency Grades Summary
99.43	Mission Rating Agency Grades Detail
99.44	Mission Data Integrity Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.

Date: July 25, 2022

By: /s/ Bruce Kaiserman

Name: Bruce Kaiserman

Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	AMC Narrative
99.2	AMC Data Compare
99.3	AMC Rating Agency Grades
99.4	AMC Valuation Summary
99.5	AMC Exception Grades
99.6	AMC Supplemental Data
99.7	Canopy Narrative
99.8	Canopy Valuation Summary Report
99.9	Canopy Data Compare Report
99.10	Canopy Exception Detail Report
99.11	Canopy Rating Agency Grades
99.12	Canopy ATR QM Report
99.13	Clayton Narrative
99.14	Clayton Loan Level Tape Compare
99.15	Clayton Valuations Summary
99.16	Clayton Non-ATR QM Upload
99.17	Clayton Rating Agency ATR QM Data Fields
99.18	Clayton Conditions Report
99.19	Clayton Waived Conditions Summary
99.20	Consolidated Executive Summary
99.21	Consolidated Loan Level Exceptions
99.22	Consolidated Exception Report
99.23	Consolidated Grading Summary
99.24	Consolidated Valuations Summary Report
99.25	Consolidated Data Compare Report
99.26	Consolidated Non-QM Report
99.27	Digital Risk Executive Summary
99.28	Digital Risk Data Integrity Report
99.29	Digital Risk Rebuttal Findings Report
99.30	Digital Risk Rating Agency Grades Report
99.31	Digital Risk Valuation Report
99.32	Digital Risk QM Status Report
99.33	MetaSource Executive Summary
99.34	MetaSource Data Integrity Report
99.35	MetaSource Exception Level Report
99.36	MetaSource Rating Agency Grades Report
99.37	MetaSource Valuation Report
99.38	MetaSource ATR Report
99.39	Mission Narrative
99.40	Mission Supplemental Data Extract
99.41	Mission Valuation Report
99.42	Mission Rating Agency Grades Summary
99.43	Mission Rating Agency Grades Detail
99.44	Mission Data Integrity Report